LEASES - Sale and Lease Back (Details)	1 Months Ended					12 Months Ended
	May 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 USD ($)
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, lease terms		three years		four years	three years					P3Y	P3Y
Finance expenses for early termination of contract										¥ 1,400,000	¥ 1,400,000
Sale leaseback transaction, carrying amount		¥ 52,000,000.0		¥ 815,400,000	¥ 201,100,000
Sale leaseback transaction, consideration		50,000,000.0		600,000,000.0	150,000,000.0
Loss on sale leaseback transaction		2,000,000.0		215,400,000	¥ 51,100,000
Ownership upon expiration of lease term		¥ 1,000,000.0		¥ 600,000
Financing lease term	2 years		2 years
Carrying amount of leased asset						¥ 10,208,204,549		¥ 8,275,899,684				$ 1,466,316,836
Amortized deferred losses related to sale-leaseback transactions						¥ 33,560,902	$ 4,820,722	¥ 36,638,880	¥ 14,714,339
Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Carrying amount of leased asset	¥ 72,000,000.0		¥ 74,900,000
Minimum [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, lease terms										one	one
Maximum [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, lease terms										P3Y	P3Y